Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Equity

Note 19:        Equity

a. Share capital:

	December 31
	2021	2020

Authorized number of shares	50,000,000	50,000,000
Issued and outstanding number of shares	27,272,818	27,236,752

b. Rights attached to shares:

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

c. Movement in share capital:

• During 2019, the authorized number of shares was increased by 12,755,492 shares which has a nominal value of $40.

• On December 31, 2019, the Company issued additional 23,956 ordinary shares upon vesting of outstanding RSU’s.

• During 2020 and 2021 the Company issued additional 33,958 ordinary shares for each  year upon vesting of outstanding RSU’s.